NET FEE AND COMMISSION INCOME - Schedule of Fee and Commission Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee and commission income:
Fee and commission income	£ 2,835	£ 2,608	£ 2,308
Fee and commission expense	(1,332)	(1,185)	(1,148)
Net fee and commission income	1,503	1,423	1,160
Current accounts
Fee and commission income:
Fee and commission income	646	638	615
Credit and debit card fees
Fee and commission income:
Fee and commission income	1,195	883	748
Commercial banking and treasury fees
Fee and commission income:
Fee and commission income	311	413	274
Unit trust and insurance broking
Fee and commission income:
Fee and commission income	85	113	146
Factoring
Fee and commission income:
Fee and commission income	79	76	76
Other fees and commissions
Fee and commission income:
Fee and commission income	£ 519	£ 485	£ 449